MFA 2023-INV1 Trust ABS-15G

Exhibit 99.04

Data Field	Discrepancy Count	Percentage
Loan ID	0	0.00%
Origination Date	0	0.00%
Loan Amount	0	0.00%
Interest Rate	0	0.00%
1st Pay Date	1	0.13%
Maturity Date	0	0.00%
Original Term	1	0.13%
Original Payment	0	0.00%
Credit Score	13	1.65%
DSCR	12	1.52%
Loan Purpose	6	0.76%
As-is Property Value	3	0.38%
Foreign National Flag	0	0.00%
Total Variance	36	0.35%